Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000129662
Average Annual Return [Line Items]
Average Annual Return, Percent	12.37%	4.38%	6.34%
Without Sales Load [Member] | C000129663
Average Annual Return [Line Items]
Average Annual Return, Percent	12.15%	4.12%	6.06%
Without Sales Load [Member] | C000169042
Average Annual Return [Line Items]
Average Annual Return, Percent	12.57%	4.54%	6.47%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	0.17%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	0.17%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	0.17%	1.70%
S&P Target Date 2015 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.81%	5.10%	6.55%
S&P Target Date 2015 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.81%	5.10%	6.55%
S&P Target Date 2015 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.81%	5.10%	6.55%